EMPLOYEE BENEFITS (Details 15)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Male [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	20.24	20.24	20.24
Female [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy in years of employees who are 40 (in years)	20.24	20.24	20.24
Male 1 [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	42.74	42.74	42.74
Female 1 [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy in years of employees who are 40 (in years)	42.74	42.74	42.74